Document And Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2016	May 06, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	TOWERSTREAM CORP
Entity Central Index Key	0001349437
Trading Symbol	twer
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		66,999,325
Entity Public Float			$ 108,303,532
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Amendment Flag	false